CONVERTIBLE NOTE, NET - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended						14 Months Ended
	May 25, 2022 CNY (¥) shares	May 13, 2022 CNY (¥)	Jul. 22, 2020 CNY (¥)	Sep. 30, 2022 CNY (¥) TradingDays	Sep. 30, 2022 USD ($) TradingDays	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($) $ / shares	May 13, 2022 USD ($)	Jul. 31, 2017 $ / shares	Oct. 31, 2016 $ / shares	Apr. 30, 2016 $ / shares
Debt Instrument [Line Items]
Warrants and rights granted weight average life			5 years
Number of shares convertible for each notes		150
Debt instrument conversion price percentage				80.00%	80.00%
Share price | $ / shares													$ 0.05	$ 0.04	$ 0.03
Debt instrument convertible threshold consecutive trading days | TradingDays				60	60
Average daily trading volume | $											$ 15,000
Percentage of warrants to purchase ADS				4.00%						4.00%	4.00%
Proceeds from convertible notes				¥ 20,007	$ 2,813	¥ 113,236	$ 17,574	¥ 163,565	$ 24,018
Adjustments to additional paid in capital warrants issued				1,420		546		6,564		¥ 8,596
Accretion of interest expenses				1,222	$ 172	¥ 1,988		¥ 214
Issuance of ordinary shares upon the conversion of convertible bond | shares	15,414,467,400
Issuance of ordinary shares upon the conversion of convertible bond, value	¥ 701,403			¥ 701,403
Accrued but unpaid interest	427,679
Recognized inducement expenses upon conversion	¥ 273,724
Debt instrument, convertible, threshold percentage of 30-trading day average closing price				120.00%	120.00%
Debt instrument, convertible, threshold trading days | TradingDays				30	30
Warrants to subscribe ADS [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price as a percentage of volume weighted average price of the shares				110.00%						110.00%	110.00%
ADS [Member]
Debt Instrument [Line Items]
Debt instrument conversion price, percentage of fifteen trading day average closing price	75.00%
Minimum threshold on offering value | $											$ 50,000
Share price | $ / shares											$ 22.00
July Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes term yield percentage				18.12%						18.12%	18.12%
September Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes term yield percentage				25.58%						25.58%	25.58%
July And September Convertible Notes
Debt Instrument [Line Items]
Fair value of convertible notes				¥ 286,098						¥ 286,098
Proceeds from convertible notes				6,052
Warrants and notes discount on notes				¥ 8,596
Maximum [Member]
Debt Instrument [Line Items]
Debt annual interest rate		25.00%										25.00%
Notes payable series 1 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				4.00%						4.00%	4.00%
Notes payable series 2 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				6.00%						6.00%	6.00%
Notes payable series 3 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				7.00%						7.00%	7.00%
Notes payable series 4 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				8.00%						8.00%	8.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			¥ 100,000
Debt term			4 years
Convertible Debt [Member] | September Convertible Notes [Member]
Debt Instrument [Line Items]
Debt annual interest rate								17.00%	17.00%
Convertible Debt [Member] | Series 1 note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		¥ 344,619										$ 51,637
Convertible Debt [Member] | Series 1 note [Member] | Interest payable in cash annually [Member]
Debt Instrument [Line Items]
Debt annual interest rate		7.50%										7.50%
Convertible Debt [Member] | Series 1 note [Member] | Interest payable in cash at maturity [Member]
Debt Instrument [Line Items]
Debt annual interest rate		7.50%										7.50%
Convertible Debt [Member] | Series 2 note [Member] | Interest payable in cash annually [Member]
Debt Instrument [Line Items]
Debt annual interest rate		3.50%										3.50%
Convertible Debt [Member] | Series 2 note [Member] | Interest payable in cash at maturity [Member]
Debt Instrument [Line Items]
Debt annual interest rate		13.50%										13.50%